Oct. 6, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN: Document Control - EDGAR

Re:   IDS Life Variable Account 10
         American Express Retirement Advisor Variable Annuity(R)
         American Express Retirement Advisor Variable Annuity(R) - Band 3 American Express Retirement Advisor Advantage(R) Variable Annuity American Express Retirement Advisor Select Variable Annuity(R) American Express Retirement Advisor Advantage Variable Annuity(R) - Band 3
         American Express Retirement Advisor Advantage Plus(R) Variable Annuity American Express Retirement Advisor Select Plus(R) Variable Annuity
      File No. 333-79311/811-07355

Dear Commissioners:

Registrant certifies that the forms of the supplements to the prospectuses and Statement of Additional Information that would have been filed under paragraph
(c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,




/s/ Mary Ellyn Minenko
----------------------
    Mary Ellyn Minenko
    Group Counsel